SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

Short-term investments, all of which are classified as available-for-sale, are comprised of government treasury bills and securities.   As at December 31, 2013, we had $2,470 (December 31, 2012 - $nil) in outstanding short-term investments.